INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Amortization expense continuing operations	$ 642	$ 4,776
Alliance International Technologies Limited("Alliance International Technologies")
INTANGIBLE ASSETS, NET
Impairment of intangible assets			$ 48,555
Asgard Data Centers
INTANGIBLE ASSETS, NET
Impairment of intangible assets			7,539
Multi Group
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 26,909		$ 26,909